Cash	12 Months Ended
Aug. 31, 2021
Cash

17. Cash

As at August 31, 2021, cash totalled $13.4 million (August 31, 2020 - $4.1 million, September 1, 2019 - $2.5 million), consisting of cash on deposit with banks in general minimum interest-bearing accounts.